INTANGIBLE ASSETS AND DEFERRED CHARGES	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8:-	INTANGIBLE ASSETS AND DEFERRED CHARGES

		Useful life	December 31,
		(years)	2012	2013
a.	Impaired Cost:

	Acquired technology	5-10	$15,517	$17,839
	Customer relationship	4.5-9	4,172	4,438
	Trade name	3	415	415
	Existing contracts for maintenance	3	181	181

			20,285	22,873
	Accumulated amortization:

	Acquired technology		13,399	14,255
	Customer relationship		3,433	3,770
	Trade name		415	415
	Existing contracts for maintenance		181	181

			17,428	18,621

	Amortized cost		$2,857	$4,252

b.	Amortization expenses related to intangible assets amounted to $ 1,325, $ 1,128 and $ 1,193 for the years ended December 31, 2011, 2012 and 2013, respectively.

c.	Expected amortization expenses are as follows:

Year ending December 31,
2014	$1,355
2015	1,180
2016	846
2017	481
2018	390

$4,252